Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,585,687,137	$ 3,476,128,634
Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	6,726,796,186	6,471,364,618
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	(3,141,109,049)	(2,995,235,984)
Construction in Progress [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	666,590,543	688,387,124	$ 636,148,748
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	666,590,543	688,387,124
Land [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	67,485,380	66,868,119	66,900,933
Land [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	67,485,380	66,868,119
Buildings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	12,793,641	13,020,474	13,481,093
Buildings [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	28,382,234	27,891,216
Buildings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	(15,588,593)	(14,870,742)
Generation Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,080,903,064	2,033,720,809	2,072,402,503
Generation Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	4,636,175,749	4,481,701,141
Generation Plant and Equipment [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	(2,555,272,685)	(2,447,980,332)
Network Infrastructure [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	683,120,815	613,443,219	589,334,703
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,151,951,280	1,050,212,442
Network Infrastructure [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	(468,830,465)	(436,769,223)
Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	56,284,762	41,325,699	20,716,643
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	147,450,968	127,544,544
Fixtures and Fittings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	(91,166,206)	(86,218,845)
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	18,508,932	19,363,190	$ 20,075,072
Other Property, Plant and Equipment Under Financial Lease [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	28,760,032	28,760,032
Other Property, Plant and Equipment Under Financial Lease [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ (10,251,100)	$ (9,396,842)